Stockholders' Equity - Fair Value of Employee Stock Options Estimated Using Weighted-Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Risk-free interest rate, minimum	1.57%
Risk-free interest rate, maximum	1.72%
Risk-free interest rate		2.62%
Dividend yield	0.00%	0.00%
Volatility		46.30%
Volatility, minimum	27.00%
Volatility, maximum	31.00%
Minimum [Member]
Expected term	5 years	6 years 3 months 18 days
Maximum [Member]
Expected term	7 years	10 years